Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Schedule of Date of Report Digital Assets	As of the date of this report, the Company held the following digital assets.
Quantity
BTC	88
HYPE	194,727
SOL	11,002
SUI	2,865
BNB	21
USDT	1,035,276